Condensed Statements of Operations (Unaudited) (Q1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 10,951	$ 4,003,477	$ 117,515	$ 9,133,011
Loss from operations	(10,951)	(4,003,477)	(117,515)	(9,133,011)
Other income (expense):
Interest income on operating account		439	131	1,146
Interest income on marketable securities held in Trust Account		3,620	1,294	52,047
Offering expenses related to warrant issuance			(719,201)	(719,201)
Change in fair value of forward purchase agreement liabilities		2,664,000		(1,665,000)
Change in fair value of warrant liabilities		4,358,333	(348,666)	(2,963,666)
Total other income (expense), net		7,026,392	(1,066,442)	$ (5,294,674)
Net income (loss)		$ 3,022,915	$ (1,183,957)
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)		34,500,000	5,039,326	27,316,438
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption (in Dollars per share)		$ 0.07	$ (0.10)	$ (0.41)
Weighted average shares outstanding, Non-redeemable Class B ordinary shares (in Shares)		8,625,000	6,639,045	8,410,753
Basic and diluted net income (loss) per share, Non-redeemable Class B ordinary shares (in Dollars per share)		$ 0.07	$ (0.10)	$ (0.41)